ORGANIZATION AND DESCRIPTION OF BUSINESS - Additional Information (Detail) - Greenidge Blocker Corp [Member] $ in Thousands	Oct. 02, 2019 USD ($) shares
Preferred unit, issued | shares	15,000
Preferred unit, issuance value | $	$ 15,000